Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” and ASC 505, “Equity” was comprised of the following:

	Years Ended December 31,
	2016	2015
Research and development	$1,192,126	$929,633
General and administrative	3,211,152	3,534,062
Total stock-based compensation expense	$4,403,278	$4,463,695

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity for the years ended December 31, 2016 and 2015:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2014	32,823	$29.00
Granted	407,547	16.50
Exercised	(376)	2.15
Forfeited/cancelled/expired	(1,746)	54.91
Outstanding and expected to vest at December 31, 2015	438,248	$17.46
Granted	449,542	5.13
Exercised	—	—
Forfeited/cancelled/expired	(36,415)	15.28
Outstanding and expected to vest at December 31, 2016	851,375	$10.94
Vested and exercisable at December 31, 2016	167,291	$17.29

Summary of activity related to restricted stock grants

A summary of activity related to restricted stock grants under the Plan for the years December 31, 2016 and 2015 is presented below:

	Shares	Weighted Average Grant-Date Fair Value
Non-vested at December 31, 2014	—	$—
Granted	310,926	16.84
Vested	—	—
Forfeited	—	—
Non-vested at December 31, 2015	310,926	16.84
Granted	—	—
Vested	(105,448)	$16.84
Forfeited	—	—
Non-vested at December 31, 2016	205,478

Valuation Assumptions Used to Determine Stock-based Expense
	Years Ended December 31,
	2016	2015
Risk-free interest rate	0.9 to 1.4%	0.9 to 1.8%
Dividend yield	0%	0%
Expected volatility	81 to 87%
Expected life of options, in years	5.5 and 6.0
Weighted average grant date fair value	$3.16	$1.56

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at December 31, 2016:

Common stock reserved for conversion of preferred stock and warrants	8,099,568
Common stock options outstanding	851,375
Authorized for future grant or issuance under the Stock Plan	66,693
Unvested restricted stock	205,478
Total	9,223,114